SELECTED STATEMENTS OF OPERATIONS DATA (Reconciliation of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Balance at beginning of year	$ 4,640	$ 5,774	$ 6,278
Increase during the year	1,481	2,372	647
Amounts collected	(248)	(557)	(311)
Write-off of bad debts	(1,595)	(2,949)	(840)
Balance at the end of year	$ 4,278	$ 4,640	$ 5,774